SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Jun. 29, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS
HARRIS CORPORATION AND SUBSIDIARIES
(In thousands)

Col. A	Col. B	Col. C			Col. D		Col. E
		Additions
Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts — Describe		Deductions — Describe		Balance at End of Period
Year ended June 29, 2018
Amounts Deducted From
Respective Asset Accounts:
					$8	(A)
					435	(B)
					707	(C)
Allowances for collection losses	$2,815	$654	$—		$1,150		$2,319

			$(48)	(E)	$(425)	(A)
Allowances for deferred tax assets	$183,476	$(2,848)	$(48)		$(425)		$181,005
Year ended June 30, 2017
Amounts Deducted From
Respective Asset Accounts:
					$7	(A)
					551	(B)
					3,329	(C)
					3,247	(D)
Allowances for collection losses	$9,949	$—	$—		$7,134		$2,815

					$1,865	(A)
					103,371	(D)
			354	(E)	175	(F)
Allowances for deferred tax assets	$300,159	$(11,626)	$354		$105,411		$183,476
Note A — Foreign currency translation gains and losses
Note B — Disposals
Note C — Uncollectible accounts charged off, less recoveries on accounts previously charged off
Note D — Acquisitions and divestitures
Note E — Uncertain income tax positions
Note F — Accumulated other comprehensive income